Reportable Operating Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Segment Reporting Information [Line Items]
Revenue	$ 489,499	$ 423,688
Operating earnings	15,525	16,933
Unallocated expenses	14,503	10,830
Capital Expenditures	37,794	41,841
(Benefit) Provision for taxes	(395)	2,234
Depreciation, depletion and amortization	50,017	46,047
Net income	1,417	3,869
Total Assets	543,838	512,825
Total Liabilities	384,798	318,343
Transportation
Segment Reporting Information [Line Items]
Revenue	484,316	418,834
Operating earnings	14,290	15,770
Capital Expenditures	36,271	40,148
Depreciation, depletion and amortization	48,896	45,028
Total Assets	534,522	503,780
Total Liabilities	383,114	316,672
Oil and gas
Segment Reporting Information [Line Items]
Revenue	5,183	4,854
Operating earnings	1,235	1,163
Capital Expenditures	1,523	1,693
Depreciation, depletion and amortization	1,121	1,019
Total Assets	9,316	9,045
Total Liabilities	$ 1,684	$ 1,671